Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Summary of Liabilities Measured Fair Value on Recurring Basis

The following table summarizes the liabilities measured at fair value on a recurring basis as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
LIABILITIES:
Warrant liability	-	-	$87,603	$87,603
Total derivative liabilities	$-	$-	$87,603	$87,603

The following table summarizes the liabilities measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
LIABILITIES:
Warrant liability	$-	$-	$-	$-
Total derivative liability	$-	$-	$-	$-

Summary the Fair Value of Assumption of Warrant Liabilities

The following table summarizes the values of certain assumptions used by the Company’s custom model to estimate the fair value of the warrant liabilities as of March 31, 2015:

March 31, 2015
(Unaudited)
Stock price	$5.20
Weighted average strike price	$1.20
Remaining contractual term (years)	3.70
Volatility	124.0%
Risk-free rate	1.37%
Dividend yield	0.0%

Summary of Changes the Fair Value of Level 3 Financial Liabilities Measured Fair Value On Recurring Basis

The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:

For the three months ended March 31, 2015
Beginning balance	$—
Fair value of warrant liabilities reissued in connection with the Merger	49,638
Change in fair value of derivative liabilities	37,965
Ending balance	$87,603